RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2019
Reclamation Provision
Schedule of Changes in Reclamation Provision

	December 31, 2019	December 31, 2018

Balance, beginning	$10,799	$11,638
Changes in estimates	840	(437)
Disposition of Bralorne (Note 5)	(10,828)	-
Unwinding of discount related to Bralorne	217	256
Unwinding of discount related to continuing operations	104	122
Effect of movements in exchange rates	392	(780)
Balance, ending	$1,524	$10,799
Less: current portion	-	(296)
Non-current portion	$1,524	$10,503